Schedule of Disaggreation of Revenue (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Product Information [Line Items]
Total	$ 8,476,554	$ 66,080,673	$ 74,930,388	$ 68,196,877
Online Sales [Member]
Product Information [Line Items]
Total	4,648,855	36,241,078	37,155,324	35,563,243
Retailing Sales [Member]
Product Information [Line Items]
Total	3,827,699	29,839,595	37,775,064	32,633,634
Skincare [Member]
Product Information [Line Items]
Total	4,505,601	35,124,317	40,503,441	32,239,652
Hair Care [Member]
Product Information [Line Items]
Total	2,028,751	15,815,535	16,025,871	16,991,257
Cosmetics [Member]
Product Information [Line Items]
Total	1,216,846	9,486,167	9,563,519	8,492,208
Others [Member]
Product Information [Line Items]
Total	$ 725,356	$ 5,654,654	$ 8,837,557	$ 10,473,760